Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	91 Months Ended	112 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000018428
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	26.30%	7.96%			8.03%
C000018430
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	32.04%	8.45%			7.87%
C000054699
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000184551
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F3
C000018432
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000018431
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000054700
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
C000054701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000155435
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000155436
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
C000155437
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000018428
Average Annual Return [Line Items]
Average Annual Return, Percent	34.00%	9.25%			8.68%
Without Sales Load [Member] | C000018430
Average Annual Return [Line Items]
Average Annual Return, Percent	33.04%	8.45%			7.87%
Without Sales Load [Member] | C000054699
Average Annual Return [Line Items]
Average Annual Return, Percent	34.14%	9.41%			8.85%
Without Sales Load [Member] | C000184551
Average Annual Return [Line Items]
Average Annual Return, Percent	34.37%	9.60%	9.23%
Without Sales Load [Member] | C000018432
Average Annual Return [Line Items]
Average Annual Return, Percent	34.25%	9.52%			8.95%
Without Sales Load [Member] | C000018431
Average Annual Return [Line Items]
Average Annual Return, Percent	33.74%	9.04%			8.54%
Without Sales Load [Member] | C000054700
Average Annual Return [Line Items]
Average Annual Return, Percent	33.54%	8.88%			8.31%
Without Sales Load [Member] | C000054701
Average Annual Return [Line Items]
Average Annual Return, Percent	33.58%	8.98%			8.42%
Without Sales Load [Member] | C000155435
Average Annual Return [Line Items]
Average Annual Return, Percent	33.98%	9.26%		9.07%
Without Sales Load [Member] | C000155436
Average Annual Return [Line Items]
Average Annual Return, Percent	34.38%	9.53%		9.34%
Without Sales Load [Member] | C000155437
Average Annual Return [Line Items]
Average Annual Return, Percent	34.40%	9.61%		9.42%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%	10.14%			8.87%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%	10.14%			8.87%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%	10.14%			8.87%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%	10.14%	9.26%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%	10.14%			8.87%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%	10.14%			8.87%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%	10.14%			8.87%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%	10.14%			8.87%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%	10.14%		9.29%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%	10.14%		9.29%
Lord Abbett Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%	10.14%		9.29%
Lord Abbett Index: Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Average Annual Return, Percent	29.48%	10.21%			8.39%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%			13.00%
Lord Abbett Index: Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Average Annual Return, Percent	29.48%	10.21%			8.39%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%			13.00%
Lord Abbett Index: Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Average Annual Return, Percent	29.48%	10.21%			8.39%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%			13.00%
Lord Abbett Index: Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Average Annual Return, Percent	29.48%	10.21%	9.52%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	14.32%
Lord Abbett Index: Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Average Annual Return, Percent	29.48%	10.21%			8.39%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%			13.00%
Lord Abbett Index: Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Average Annual Return, Percent	29.48%	10.21%			8.39%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%			13.00%
Lord Abbett Index: Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Average Annual Return, Percent	29.48%	10.21%			8.39%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%			13.00%
Lord Abbett Index: Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Average Annual Return, Percent	29.48%	10.21%			8.39%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%			13.00%
Lord Abbett Index: Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Average Annual Return, Percent	29.48%	10.21%		9.20%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%		13.54%
Lord Abbett Index: Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Average Annual Return, Percent	29.48%	10.21%		9.20%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%		13.54%
Lord Abbett Index: Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Fund Average
Average Annual Return, Percent	29.48%	10.21%		9.20%
Lord Abbett Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%		13.54%